FAIR VALUE MEASUREMENT - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENT
Impairment on acquired intangible assets	¥ 0	¥ 6,300	¥ 14,300
Impairment charge on goodwill	93,417	141,755	732,400
Significant other unobservable inputs (Level 3)
FAIR VALUE MEASUREMENT
Impairment charge on goodwill	¥ 93,400	¥ 141,800	¥ 732,400